Cover	Jan. 08, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 08, 2025
Entity File Number	001-41351
Entity Registrant Name	DENALI CAPITAL ACQUISITION CORP.
Entity Central Index Key	0001913577
Entity Tax Identification Number	98-1659463
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	437 Madison Avenue
Entity Address, Address Line Two	27th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(646)
Local Phone Number	978-5180
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one redeemable warrant
Trading Symbol	DECAU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	DECA
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	DECAW
Security Exchange Name	NASDAQ